Insurance - Incurred Claims by Accident Year (Detail) $ in Millions	12 Months Ended
Oct. 31, 2019 CAD ($)
Disclosure Of Estimated Insurance Claims Incurred [line items]
Net undiscounted provision for unpaid claims	$ 4,609
Effect of discounting	(318)
Provision for adverse deviation	408
Net provision for unpaid claims	4,699
2010 and Prior [member]
Disclosure Of Estimated Insurance Claims Incurred [line items]
Net ultimate claims cost at end of accident year	3,998
Current estimates of cumulative claims	4,431
Cumulative payments to date	(4,290)
Net undiscounted provision for unpaid claims	141
2011 [member]
Disclosure Of Estimated Insurance Claims Incurred [line items]
Net ultimate claims cost at end of accident year	1,724
Current estimates of cumulative claims	1,675
Cumulative payments to date	(1,633)
Net undiscounted provision for unpaid claims	42
2012 [member]
Disclosure Of Estimated Insurance Claims Incurred [line items]
Net ultimate claims cost at end of accident year	1,830
Current estimates of cumulative claims	1,761
Cumulative payments to date	(1,680)
Net undiscounted provision for unpaid claims	81
2013 [member]
Disclosure Of Estimated Insurance Claims Incurred [line items]
Net ultimate claims cost at end of accident year	2,245
Current estimates of cumulative claims	2,004
Cumulative payments to date	(1,882)
Net undiscounted provision for unpaid claims	122
2014 [member]
Disclosure Of Estimated Insurance Claims Incurred [line items]
Net ultimate claims cost at end of accident year	2,465
Current estimates of cumulative claims	2,084
Cumulative payments to date	(1,867)
Net undiscounted provision for unpaid claims	217
2015 [member]
Disclosure Of Estimated Insurance Claims Incurred [line items]
Net ultimate claims cost at end of accident year	2,409
Current estimates of cumulative claims	2,162
Cumulative payments to date	(1,794)
Net undiscounted provision for unpaid claims	368
2016 [member]
Disclosure Of Estimated Insurance Claims Incurred [line items]
Net ultimate claims cost at end of accident year	2,438
Current estimates of cumulative claims	2,264
Cumulative payments to date	(1,708)
Net undiscounted provision for unpaid claims	556
2017 [member]
Disclosure Of Estimated Insurance Claims Incurred [line items]
Net ultimate claims cost at end of accident year	2,425
Current estimates of cumulative claims	2,258
Cumulative payments to date	(1,569)
Net undiscounted provision for unpaid claims	689
Two thousand eighteen [member]
Disclosure Of Estimated Insurance Claims Incurred [line items]
Net ultimate claims cost at end of accident year	2,631
Current estimates of cumulative claims	2,615
Cumulative payments to date	(1,710)
Net undiscounted provision for unpaid claims	905
Two Thousand and Nineteen [member]
Disclosure Of Estimated Insurance Claims Incurred [line items]
Net ultimate claims cost at end of accident year	2,727
Current estimates of cumulative claims	2,727
Cumulative payments to date	(1,239)
Net undiscounted provision for unpaid claims	1,488
Later than 1 year [member] | 2010 and Prior [member]
Disclosure Of Estimated Insurance Claims Incurred [line items]
Revised estimates	4,119
Later than 1 year [member] | 2011 [member]
Disclosure Of Estimated Insurance Claims Incurred [line items]
Revised estimates	1,728
Later than 1 year [member] | 2012 [member]
Disclosure Of Estimated Insurance Claims Incurred [line items]
Revised estimates	1,930
Later than 1 year [member] | 2013 [member]
Disclosure Of Estimated Insurance Claims Incurred [line items]
Revised estimates	2,227
Later than 1 year [member] | 2014 [member]
Disclosure Of Estimated Insurance Claims Incurred [line items]
Revised estimates	2,334
Later than 1 year [member] | 2015 [member]
Disclosure Of Estimated Insurance Claims Incurred [line items]
Revised estimates	2,367
Later than 1 year [member] | 2016 [member]
Disclosure Of Estimated Insurance Claims Incurred [line items]
Revised estimates	2,421
Later than 1 year [member] | 2017 [member]
Disclosure Of Estimated Insurance Claims Incurred [line items]
Revised estimates	2,307
Later than 1 year [member] | Two thousand eighteen [member]
Disclosure Of Estimated Insurance Claims Incurred [line items]
Revised estimates	2,615
Later than Two Years [member] | 2010 and Prior [member]
Disclosure Of Estimated Insurance Claims Incurred [line items]
Revised estimates	4,368
Later than Two Years [member] | 2011 [member]
Disclosure Of Estimated Insurance Claims Incurred [line items]
Revised estimates	1,823
Later than Two Years [member] | 2012 [member]
Disclosure Of Estimated Insurance Claims Incurred [line items]
Revised estimates	1,922
Later than Two Years [member] | 2013 [member]
Disclosure Of Estimated Insurance Claims Incurred [line items]
Revised estimates	2,191
Later than Two Years [member] | 2014 [member]
Disclosure Of Estimated Insurance Claims Incurred [line items]
Revised estimates	2,280
Later than Two Years [member] | 2015 [member]
Disclosure Of Estimated Insurance Claims Incurred [line items]
Revised estimates	2,310
Later than Two Years [member] | 2016 [member]
Disclosure Of Estimated Insurance Claims Incurred [line items]
Revised estimates	2,334
Later than Two Years [member] | 2017 [member]
Disclosure Of Estimated Insurance Claims Incurred [line items]
Revised estimates	2,258
Later than three years [member] | 2010 and Prior [member]
Disclosure Of Estimated Insurance Claims Incurred [line items]
Revised estimates	4,584
Later than three years [member] | 2011 [member]
Disclosure Of Estimated Insurance Claims Incurred [line items]
Revised estimates	1,779
Later than three years [member] | 2012 [member]
Disclosure Of Estimated Insurance Claims Incurred [line items]
Revised estimates	1,885
Later than three years [member] | 2013 [member]
Disclosure Of Estimated Insurance Claims Incurred [line items]
Revised estimates	2,158
Later than three years [member] | 2014 [member]
Disclosure Of Estimated Insurance Claims Incurred [line items]
Revised estimates	2,225
Later than three years [member] | 2015 [member]
Disclosure Of Estimated Insurance Claims Incurred [line items]
Revised estimates	2,234
Later than three years [member] | 2016 [member]
Disclosure Of Estimated Insurance Claims Incurred [line items]
Revised estimates	2,264
Later than four year [member] | 2010 and Prior [member]
Disclosure Of Estimated Insurance Claims Incurred [line items]
Revised estimates	4,560
Later than four year [member] | 2011 [member]
Disclosure Of Estimated Insurance Claims Incurred [line items]
Revised estimates	1,768
Later than four year [member] | 2012 [member]
Disclosure Of Estimated Insurance Claims Incurred [line items]
Revised estimates	1,860
Later than four year [member] | 2013 [member]
Disclosure Of Estimated Insurance Claims Incurred [line items]
Revised estimates	2,097
Later than four year [member] | 2014 [member]
Disclosure Of Estimated Insurance Claims Incurred [line items]
Revised estimates	2,147
Later than four year [member] | 2015 [member]
Disclosure Of Estimated Insurance Claims Incurred [line items]
Revised estimates	2,162
Over 5 years [member] | 2010 and Prior [member]
Disclosure Of Estimated Insurance Claims Incurred [line items]
Revised estimates	4,603
Over 5 years [member] | 2011 [member]
Disclosure Of Estimated Insurance Claims Incurred [line items]
Revised estimates	1,739
Over 5 years [member] | 2012 [member]
Disclosure Of Estimated Insurance Claims Incurred [line items]
Revised estimates	1,818
Over 5 years [member] | 2013 [member]
Disclosure Of Estimated Insurance Claims Incurred [line items]
Revised estimates	2,047
Over 5 years [member] | 2014 [member]
Disclosure Of Estimated Insurance Claims Incurred [line items]
Revised estimates	2,084
Later Than Six Years [member] | 2010 and Prior [member]
Disclosure Of Estimated Insurance Claims Incurred [line items]
Revised estimates	4,537
Later Than Six Years [member] | 2011 [member]
Disclosure Of Estimated Insurance Claims Incurred [line items]
Revised estimates	1,702
Later Than Six Years [member] | 2012 [member]
Disclosure Of Estimated Insurance Claims Incurred [line items]
Revised estimates	1,793
Later Than Six Years [member] | 2013 [member]
Disclosure Of Estimated Insurance Claims Incurred [line items]
Revised estimates	2,004
Later Than Seven Years [member] | 2010 and Prior [member]
Disclosure Of Estimated Insurance Claims Incurred [line items]
Revised estimates	4,488
Later Than Seven Years [member] | 2011 [member]
Disclosure Of Estimated Insurance Claims Incurred [line items]
Revised estimates	1,696
Later Than Seven Years [member] | 2012 [member]
Disclosure Of Estimated Insurance Claims Incurred [line items]
Revised estimates	1,761
Later Than Eight Years [member] | 2010 and Prior [member]
Disclosure Of Estimated Insurance Claims Incurred [line items]
Revised estimates	4,473
Later Than Eight Years [member] | 2011 [member]
Disclosure Of Estimated Insurance Claims Incurred [line items]
Revised estimates	1,675
Later Than Nine Years [member] | 2010 and Prior [member]
Disclosure Of Estimated Insurance Claims Incurred [line items]
Revised estimates	$ 4,431